REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

The redeemable non-controlling interests for the year ended December 31, 2021 was summarized as follows:

Amount
Opening balance as of January 1, 2021	924,245
Net loss attributable to the redeemable non-controlling interests shareholders	(56,766)
Accretion of redeemable non-controlling interest	133,370
Ending balance as of December 31, 2021	1,000,849